Note 11 - Borrowings (Tables)	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Thousands of Yen
2014

Long-term installment payable at various dates through the year ended March 31, 2015. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which was 0.212% as of March 31, 2014. Weighted average interest rate was 0.901% at March 31, 2014.	¥980,000

Less current portion	(980,000)

Long-term borrowings, less current portion	-